Commitments and Contingencies	9 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

(6) Commitments and contingencies

During the thirty-nine weeks ended October 31, 2015, 27 new store leases commenced. The fully executed leases have initial terms typically between five to seven years with options to renew for two or three successive five-year periods. The initial terms of these new store leases have future minimum lease payments totaling approximately $30.6 million.

From time to time we may be involved in claims and legal actions that arise in the ordinary course of our business. We cannot predict the outcome of any litigation or suit that we are party to. However, we do not believe that an unfavorable decision of any of the current claims or legal actions against us, individually or in the aggregate, will have a material adverse effect on our financial position, results of operations, liquidity or capital resources.

(7) Commitments and contingencies

Ollie’s leases all of its store, office, and distribution facilities under operating leases that expire at various dates through 2031. These leases generally provide for fixed annual rentals; however, several provide for minimum annual rentals plus contingent rentals based on a percentage of annual sales. A majority of the Company’s leases also require a payment for all or a portion of insurance, real estate taxes, water and sewer costs, and repairs, the cost of which is charged to the related expense category rather than being accounted for as rent expense. Most of the leases contain multiple renewal options, under which Ollie’s may extend the lease terms for five years. Minimum rents on operating leases, including agreements with step rents, are charged to expense on a straight-line basis over the lease term.

Rent expense on all operating leases consisted of the following (in thousands):

	Fiscal year ended
	January 31, 2015	February 1, 2014
Minimum annual rentals	$28,707	$25,133
Contingent rentals	78	140

	$28,785	$25,273

The following is a schedule by year of future minimum rental payments required under non-cancelable operating leases, including option renewal periods that are reasonably assured, that have initial or remaining lease terms in excess of one year as of January 31, 2015 (in thousands):

Fiscal year ending:
January 30, 2016	$34,334
January 28, 2017	33,297
February 3, 2018	31,622
February 2, 2019	29,177
February 1, 2020	24,264
Thereafter	69,666

Total minimum lease payments	$222,360

Ollie’s is subject to litigation in the normal course of business. The Company does not believe such actions, either individually or collectively, will have a significant impact on Ollie’s financial position or results of operations.